Notes Payable (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Dec. 02, 2020	Dec. 02, 2020	Nov. 24, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Note payable	$ 300,000			$ 1,000,000
Interest rate	1.00%	6.80%	6.80%	1.00%
Maturity date	Mar. 10, 2022		Nov. 02, 2025	Apr. 21, 2021
Extended maturity date				The Company has the option to extend the maturity date for seven one-month terms.
Number of shares issued to common stock	30,000
Debt discount					$ 100,000
Amortization of notes payable, debt discount					$ 75,000		$ 19,069	$ 248,713
Related Party One [Member]
Amortization of notes payable, debt discount							$ 8,946	$ 23,836
Promissory Notes [Member] | Related Party One [Member]
Note payable	$ 100,000
Promissory Notes [Member] | Related Party Two [Member]
Note payable	100,000
Promissory Notes [Member] | Related Party Three [Member]
Note payable	$ 100,000
Note Holder [Member]
Number of shares issued to common stock				100,000
Lender [Member]
Number of shares issued to common stock	10,000	100,000
Debt discount	$ 30,000